Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Accruals and deferred income	$ 12,353	$ 10,466
Settlement accounts	18,176	15,226
Cash collateral and margin payables	70,292	50,226
Endorsements and acceptances	8,379	11,232
Employee benefit liabilities (Note 5)	1,096	1,607
Liabilities of disposal groups held for sale	114,597	9,005
Lease liabilities	2,767	3,586
Other liabilities	20,177	22,430
Total accruals, deferred income and other liabilities	133,240	114,773
Financial liabilities at amortised cost	$ 125,890	$ 111,887